Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ 1,047,687	$ (6,280,236)	$ (10,278,561)	$ (4,107,566)	$ (6,558,450)	$ (10,715,855)	$ (18,044,346)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization of property and equipment	14,603		33,819	30,591	64,787		38,137
Amortization of intangible asset			63,199
Amortization right- of-use lease assets			30,578
Stock-based compensation	146,429	1,877,442	1,836,034	922,010	2,399,321	574,395	4,384,844
Realized and unrealized loss (gain) from marketable securities			2,164,513	(8,208)	3,581,193
Unrealized loss on marketable securities to available for sale marketable securities					3,498,883
Change in fair value of warrant liabilities	(3,493,664)	1,123,814				793,956	5,412,341
Change of management's assessment of prior year research and development to licensing right to use technology					(200,000)
Adoption of ASU 2016-01					2,986	(2,986)
Amortization of beneficial conversion feature and debt discount related to convertible notes upon merger							1,045,633
Issuance cost related to warrants liability		(457,366)					457,250
Imputed interest on convertible notes and others							33,097
Issuance of common stock to finder upon the conversion of convertible notes							18,000
Changes in:
Other current assets and prepaid expenses	49,567	(101,677)	374,374	(66,168)	(729,159)	117,163	(31,252)
Accounts payable	173,347	20,079	939,651	20,367	322,633	293,768	141,583
Accrued expenses	312,495	(409,728)	500,610	(895,252)	276,757	196,853	(573,624)
Lease payments			(24,508)
Deferred revenue			(1,273,071)		2,263,294
Net cash used in operating activities	(1,749,536)	(2,212,393)	(5,633,362)	(4,107,031)	1,341,052	(8,692,450)	(7,118,337)
Cash flows from investing activities
Purchase price paid for the merger		(294,862)					(294,862)
Investment in marketable securities	(9,403,543)		(11,856,706)	(60,887)	(12,222,774)	(8,304,392)	(2,000,000)
Proceeds from redemption of marketable securities	1,700,050		8,749,041	3,816,000	10,485,610		1,396,143
Purchase of property and equipment	(1,000)	(25,206)	(17,736)	(36,487)	(56,475)	(219,595)	(244,461)
Net cash (used in) provided by investing activities	(7,704,493)	(320,068)	(3,125,401)	3,718,626	(1,793,639)	(8,523,987)	(1,143,180)
Cash flows from financing activities
Proceeds from the issuance of units consisting of common stock and warrants, net of offering cost							9,888,335
Issuance of common stock in private placement, net of offering cost			7,839,495
Purchase of treasury stock		(25,000)					(25,000)
Maturity of loan and interest from related parties and others		(241,000)					(418,000)
Proceeds from issuance of convertible notes, net of issuance cost	8,984,917	9,889,035				10,813,767
Issuance of common stock related to at the market offerings, net of offering costs			1,981,994	(18,500)	799,185
Proceeds from loan					292,250
Payment of loan			(175,022)		(28,646)		(41,828)
Proceeds from loan from related parties and others		56,957					56,957
Proceeds from the exercise of stock options			109,782		8,701		1,199
Net cash provided by (used in) financing activities	8,984,917	9,666,164	9,756,249	(18,500)	1,071,490	10,813,767	9,461,663
Increase (decrease) in cash, cash equivalents and restricted cash	(469,112)	7,133,103	997,486	(406,905)	618,903	(6,402,670)	1,200,346
Cash, cash equivalents and restricted cash at beginning of period	1,207,346	7,201	1,357,137	738,234	738,234		7,201
Cash, cash equivalents and restricted cash at end of period	738,234		2,354,623	332,329	1,357,137	738,234	1,207,346
Supplemental disclosure of non-investing activities
Right-of-use assets			258,605
Operating lease liability			266,570
Conversion of convertible notes to common stock		$ 3,995,000					3,955,000
Issuance cost related to warrants	250,000
Fair market value of options issued to NitricGen for the licensing right to use technology					295,000
Fair market value of stock to be issued to vendor					$ 144,000
Supplemental disclosure of cash flow items:
Interest paid			$ 3,082